EES TRANSACTION (Tables)	12 Months Ended
Dec. 31, 2012
Ees Transaction [Abstract]
Schedule of EES Transaction

Cash contribution from CWP	$2,500,000
Forgiveness of loan advances from Bledsoe	1,000,000
Future priority distribution to the Company of EES profits	2,500,000
Other possible future priority distributions to the Company	4,000,000

Total transaction amount	$10,000,000